Depreciation, Amortization and Impairment Losses - Summary of Depreciation, Amortization and Impairment Losses (Parenthetical) (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Depreciation, Amortization and Impairment Losses [Line Items]
(Impairment)/Reversal of impairment	$ 280,020,263
Impairment gains and reversals of impairment losses (impairment losses) determined in accordance with IFRS 9	(1,347,346)	$ (100,900)	$ 55,494
Total	(281,367,609)	(100,900)	55,494
Continuing Operations [Member]
Depreciation, Amortization and Impairment Losses [Line Items]
(Impairment)/Reversal of impairment	(280,020,263)
Impairment gains and reversals of impairment losses (impairment losses) determined in accordance with IFRS 9	$ (1,347,346)	$ (100,900)	$ 55,494